Derivative Instruments - Schedule of Replacement Cost of Contracts with Customers Based on Country of Ultimate Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers, before master netting agreements	$ 25,431	$ 28,594
Replacement cost of contracts with customers, after master netting agreements	9,856	8,685
Canada [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers, before master netting agreements	13,449	15,447
Replacement cost of contracts with customers, after master netting agreements	4,901	5,045
United States [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers, before master netting agreements	5,446	7,149
Replacement cost of contracts with customers, after master netting agreements	2,102	1,940
United Kingdom [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers, before master netting agreements	1,181	1,079
Replacement cost of contracts with customers, after master netting agreements	315	182
Other countries [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers, before master netting agreements	5,355	4,919
Replacement cost of contracts with customers, after master netting agreements	$ 2,538	$ 1,518
Geographic Concentration Risk 1 [Member] | Before master netting agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	100.00%	100.00%
Geographic Concentration Risk 1 [Member] | Before master netting agreements [member] | Canada [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	53.00%	54.00%
Geographic Concentration Risk 1 [Member] | Before master netting agreements [member] | United States [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	21.00%	25.00%
Geographic Concentration Risk 1 [Member] | Before master netting agreements [member] | United Kingdom [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	5.00%	4.00%
Geographic Concentration Risk 1 [Member] | Before master netting agreements [member] | Other countries [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	21.00%	17.00%
Geographic Concentration Risk 1 [Member] | After master netting agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	100.00%	100.00%
Geographic Concentration Risk 1 [Member] | After master netting agreements [member] | Canada [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	50.00%	58.00%
Geographic Concentration Risk 1 [Member] | After master netting agreements [member] | United States [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	21.00%	22.00%
Geographic Concentration Risk 1 [Member] | After master netting agreements [member] | United Kingdom [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	3.00%	2.00%
Geographic Concentration Risk 1 [Member] | After master netting agreements [member] | Other countries [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Replacement cost of contracts with customers percentage	26.00%	18.00%